S000000554 [Member] Annual Fund Operating Expenses - Nuveen Connecticut Municipal Bond Fund	Feb. 28, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.07%	[2]
Expenses (as a percentage of Assets)	0.80%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.07%	[2]
Expenses (as a percentage of Assets)	1.60%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%	[1]
Component2 Other Expenses	0.07%	[2]
Expenses (as a percentage of Assets)	0.60%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[2]	Remainder of Other Expenses have been restated to reflect current contractual fees.